GOODWILL AND INTANGIBLE ASSETS (Schedule of Impairment Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total impairment loss	$ 2,177	$ 1,408	$ 11,105
Total for all individual assets or cash-generating units [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total impairment loss	2,364	1,408
Immco Diagnostics Inc [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total impairment loss	18	101
Trinity Biotech Manufacturing Limited [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total impairment loss	187	(120)
Trinity Biotech Do Brasil [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total impairment loss	0	162
Primus Corp [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total impairment loss	2,129	916
Clark Laboratories Inc [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total impairment loss	30	130
Biopool US Inc [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total impairment loss	$ 0	$ 219